Commitments Contingencies and Concentration Risk	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments, Contingencies, and Concentration Risk
Note 9	Commitments, Contingencies, and Concentration Risk

Litigation

We are currently involved in, and may in the future be involved in, legal proceedings, claims, and government investigations in the ordinary course of business. These include proceedings, claims, and investigations relating to, among other things, regulatory matters, commercial matters, intellectual property, competition, tax, employment, pricing, discrimination, consumer rights, personal injury, and property rights.

Depending on the nature of the proceeding, claim, or investigation, we may be subject to settlement awards, monetary damage awards, fines, penalties, or injunctive orders. Furthermore, the outcome of these matters could materially adversely affect the Company’s business, results of operations, and financial condition. The outcomes of legal proceedings, claims, and government investigations are inherently unpredictable and subject to significant judgment to determine the likelihood and amount of loss related to such matters. While it is not possible to determine the outcomes, the Company believes based on its current knowledge that the resolution of the sole pending matter will not, either individually or in the aggregate, have a material adverse effect on the business, results of operations, cash flows or financial condition.

On July 25, 2024, the Company was notified of a lawsuit filed against it. The plaintiffs’ claims arose out of an alleged breach of contract and unjust enrichment. The plaintiffs are seeking payment under the promissory notes, payments related to the breach of the Encompass Purchase Agreement, prejudgment and post judgment interest, and reasonable attorneys’ fees. In response to this lawsuit, the Company, through its attorney, denied all allegations of breach of contract and unjust enrichment, and filed a counterclaim seeking breach of contract on the part of plaintiffs for failure to pay amounts owed to Encompass for services it rendered to plaintiffs, and breach of contract for failure to pay a corporate credit card bill, promissory estoppel, and unjust enrichment. The lawsuit is currently pending in federal court before the US District Court for the District of Colorado. The parties began engaging in settlement discussions shortly after the complaint was served and are still actively engaged in such discussions.

As of September 30, 2024, the Company determined that the range of loss cannot be reasonably estimated, and no reserve was established for the contingency.

Contingencies

VSee Lab has a reseller agreement for total commitment of $1,049,985 with a vendor to generate revenue opportunities in the international market. As of September 30, 2024, and December 31, 2023, the Company (as the successor of VSee Lab for accounting purposes) made payments and other adjustments of $967,308 and $639,752, respectively, on this reseller agreement. As of September 30, 2024, and December 31, 2023, the Company (as the successor of VSee Lab for accounting purposes) has an unpaid commitment of $82,677 and $410,233, respectively, on this reseller agreement. The commitment is not reflected in the condensed consolidated financial statements as the commitment is due and payable once revenues are generated under the reseller agreement. VSee Lab entered into the reseller agreement to generate market share in the international market, and payments are based on revenues generated by the reseller.

For accounting purposes, it was treated that the Company (as the successor of VSee Lab for accounting purposes) acquired and assumed the following commitments by iDoc due to the reverse merger with DHAC and iDoc on June 24, 2024 (see further Note 3 Business Combination).

(1).	iDoc entered into a purchase agreement with a vendor to purchase twenty (20) Telepresence Robots, receive maintenance services, and access user-related Ava Telepresence applications and the Ava Cloud Service for a total purchase commitment of $711,900. As of September 30, 2024, and December 31, 2023, the Company (as the successor of VSee Lab for accounting purposes) had an unpaid commitment of $179,900 and $179,900, respectively on this agreement. The commitment is not reflected in the condensed consolidated financial statements as it is due and payable upon delivery and servicing installation of the Telepresence Robots and software applications.
(2).	iDoc has a promissory note with a principal balance of $200,000 with a related party (see further Note 8 Related Party Transactions by iDoc sub-point (3)). The related party has security rights to eight (8) telepresence robots, from the 13th to
20th, that iDoc deployed. iDoc is required to make payments to the Holder based on eighty percent (80%) of the monthly revenue generated on the eight telepresence robots from the thirteenth through the twentieth deployment of the telepresence robots. The monthly revenue generated on the eight telepresence robots deployed by iDoc would be used to pay off principal balance of the note. Once the principal balance is paid off, iDoc will continue making payments through the deployment of 125 telepresence robots by iDoc.
(3).	On May 12, 2023, iDoc entered in a partnership agreement with an accredited investor to agree and collaborate in the development of telepresence robots for telehealth solutions. The investor pledged to pay $352,000 directly to the vendor. In consideration thereof, the investor is entitled to 80% of the monthly revenue generated from the first eleven telepresence robots deployed by iDoc under the partnership agreement. Payments will continue until the last remaining robot is being paid for by customers and will remain as full payments for the length of time that a minimum of eleven robots are deployed. After the number reduces below eleven deployed robots the amount will prorate down but will remain in the same ratio as 80% of the monthly revenue generated.
(4).	On November 1, 2023, the iDoc entered a forbearance agreement related to the promissory note and line of credit issued by a bank on November 29, 2021, and its finance leases (see further Note 7 Line of Credit and Notes Payable). Pursuant to the forbearance agreement, effective November 1, 2023, the interest rate on the promissory note and the line of credit is payable monthly at 3% above the Wall Street Journal prime rate (8.0% at September 30, 2024). In consideration of the bank forbearing on its right to collect the amount due and owing until January 10, 2024, iDoc agreed to make respective payments of $20,000 on November 13, 2023 and $80,000 on November 30, 2023. iDoc defaulted on the forbearance at the end of December 2023. Upon default of the forbearance agreement, the lender has the right to take appropriate action to collect the amounts owed. The bank’s forbearance obligation shall terminate immediately, irrevocably, and without notice in the event of the borrower’s default under any provision of this agreement. This litigation was resolved by Agreed Judgment signed by the Court on June 24, 2024, under the judgment iDoc was ordered to pay a total principal amount of $1,490,733 prejudgment interest of $75,285 through May 13, 2024 and a daily interest rate of $413 thereafter. As of September 30, 2024, the Company has accrued the obligation in line of credit and note payable, net of discount, right-of-use liability - finance, and accrued interest is included in accounts payable and accrued liabilities.

VSee Health, Inc. Incentive Plan

DHAC approved and adopted the VSee Health, Inc. 2024 Equity Incentive Plan (the “Incentive Plan”) to be effective as of one day prior to the closing Business Combination. The Incentive Plan provides for an initial share reserve equal to 15% of the number of shares of Company Common Stock outstanding (including shares of Company Common Stock issuable upon conversion of the outstanding Series A Preferred Stock) following the closing after giving effect to the Business Combination. As such, on June 24, 2024, the Company reserved 2,544,021 shares of its Common Stock for issuance under the Incentive Plan.

Indemnities

The Company generally indemnifies its customers for the services it provides under its contracts and other specified liabilities, which may subject the Company to indemnity claims, liabilities, and related litigation. As of September 30, 2024 and December 31, 2023, the Company was unaware of any material asserted or unasserted claims concerning these indemnity obligations.

Concentrations of Credit Risk

Financial instruments potentially subject the Company to credit risk concentrations consisting of cash and cash equivalents and trade accounts receivables. The Company maintains all its cash and cash equivalents in commercial depository accounts, insured by the Federal Deposit Insurance Corporation. At times, cash deposits may exceed federally insured limits. Any loss incurred or lack of access to such funds could have an adverse impact on the Company’s financial condition, results of operations, and cash flows.

Major Customer Concentration

The Company had no single customer concentration with over 10% or more of the Company’s total receivable as of September 30, 2024. The Company had five customers whose accounts receivable represented 86% of the Company’s total accounts receivable as of December 31, 2023.

The Company had one customer accounting for 10% and three customers accounting for 34% of total revenue for the three months ended September 30, 2024 and 2023, respectively. The Company had one customer accounting for 13% and two customers accounting for 24% of total revenue for the nine months that ended September 30, 2024 and 2023, respectively.

Major Vendor Concentration

The Company had one vendor whose accounts payable and accrued liabilities represented 29% of the Company’s total accounts payable and accrued liabilities as of September 30, 2024. The Company had no single vendor with over 10% or more of the Company’s total accounts payable and accrued liabilities as of December 31, 2023.

VSee Lab, Inc
Commitments, Contingencies, and Concentration Risk

Note 4 Commitments Contingencies and Concentration Risk

Contingencies

During the normal course of business, the Company may be exposed to litigation. When the Company becomes aware of potential litigation, it evaluates the merits of the case in accordance with ASC 450, Contingencies. Litigation and contingency accruals are based on the Company’s assessment, including advice of legal counsel, regarding the expected outcome of litigation or other dispute resolution proceedings.

If the Company determines that an unfavorable outcome is probable and can be reasonably assessed, it establishes the necessary accruals. As of December 31, 2023 and 2022, the Company has $0 and $90,000 in contingent liabilities reflected in the consolidated financial statements for a legal settlement related to compensation disputes by a former employee.

The Company has a reseller agreement with a vendor to generate revenue opportunities in the international market. As of December 31, 2023 and 2022, the Company has an unpaid commitment of $410,233 and $714,555, respectively, on this contract. The commitment is not reflected in the consolidated financial statements as the commitment is due and payable once revenues are generated under the reseller agreement. The Company entered into the reseller agreement to generate market share in the international market, and payments are based on revenues generated by the reseller.

On November 21, 2023, the Company entered into a Securities Purchase Agreement (“SPA”) with an accredited investor to purchase 300,000 shares of common stock from the Company at $2 per share in exchange for the principal amount (excluding the original issue discount of $66,667) of $600,000 of the Company’s Bridge Note, effective immediately prior to the consummation of the Business Combination. The SPA was entered into concurrently with an Exchange Agreement on November 21, 2023. Refer to Note 9.

Indemnities

The Company generally indemnifies its customers for the services it provides under its contracts, as well as other specified liabilities, which may subject the Company to indemnity claims, liabilities, and related litigation. As of December 31, 2023 and 2022, the Company was not aware of any material asserted or unasserted claims in connection with these indemnity obligations.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to credit risk concentrations consist of cash and cash equivalents and accounts receivables. The Company maintains all of its cash and cash equivalents in commercial depository accounts, insured by the Federal Deposit Insurance Corporation (“FDIC”). At times, cash deposits may exceed federally insured limits.

Major Customer Concentration

The Company has five customers whose accounts receivable represented 86% of the Company’s total accounts receivable as of December 31, 2023. The Company has four customers whose accounts receivable represented 66% of the Company’s total accounts receivable as of December 31, 2022.

The Company has two customers whose revenue accounted for approximately 24% of the Company’s total revenue for the year ended December 31, 2023. The Company has one customer whose revenue accounted for approximately 11% of the Company’s total revenue for the year ended December 31, 2022.